Segments and Related Information (Tables) - BCP QUALTEK HOLDCO, LLC	9 Months Ended	12 Months Ended
	Oct. 02, 2021	Dec. 31, 2020
Summarized financial information for the Company's reportable segments

	For the Nine Months Ended
Revenue:	October 2, 2021	October 3, 2020
Telecom	$360,020	$468,729
Renewables and Recovery Logistics	105,164	55,351
Total consolidated revenue	$465,184	$524,080

	October 2,	December 31,
Total Assets:	2021	2020
Telecom	$602,749	$579,147
Renewables and Recovery Logistics	151,926	55,370
Corporate	14,890	6,351
Total consolidated assets	$769,565	$640,868

	For the Nine Months Ended
Capital Expenditures:	October 2, 2021	October 3, 2020
Telecom	$1,843	$6,712
Renewables and Recovery Logistics	248	7,936
Corporate	1,059	845
Total consolidated capital expenditures	$3,150	$15,493

Summarized financial information for the Company’s reportable segments is presented and reconciled to the Company’s consolidated financial information in the following tables, all of which are presented in thousands.

	2020	2019
Revenue:
Telecom	$587,614	$568,342
Renewables and Recovery Logistics	68,910	30,926
Total consolidated revenue	$656,524	$599,268

	2020	2019
Total Assets:
Telecom	$579,147	$697,991
Renewables and Recovery Logistics	55,370	45,642
Corporate	6,351	3,597
Total consolidated assets	$640,868	$747,230

	2020	2019
Capital Expenditures:
Telecom	$8,831	$10,693
Renewables and Recovery Logistics	12,251	1,090
Corporate	2,015	957
Total consolidated capital expenditures	$23,097	$12,740

	2020	2019
Amortization and Depreciation:
Amortization and depreciation
Telecom	$40,588	$35,411
Renewables and Recovery Logistics	5,259	4,250
Corporate	628	442
Total consolidated amortization and depreciation	$46,475	$40,103

Reconciliation of Net Loss from Segments to Consolidated

	For the Nine Months Ended
Amortization and Depreciation:	October 2, 2021	October 3, 2020
Amortization and depreciation
Telecom	$29,767	$30,539
Renewables and Recovery Logistics	8,644	3,734
Corporate	726	487
Total consolidated amortization and depreciation	$39,136	$34,761

	For the Nine Months Ended
Adjusted EBITDA Reconciliation:	October 2, 2021	October 3, 2020
Telecom adjusted EBITDA	$26,907	$16,028
Renewables and Recovery Logistics adjusted EBITDA	42,181	24,227
Corporate adjusted EBITDA	(13,097)	(13,628)
Total adjusted EBITDA	$55,991	$26,627
Less:
Management fees	(751)	(391)
Transaction expenses	(2,875)	(567)
Change in fair value of contingent consideration	4,544	—
Depreciation and amortization	(39,136)	(34,761)
Interest expense	(35,778)	(28,824)
Loss on extinguishment of convertible notes	(2,436)	—
	$(20,441)	$(37,916)

	2020	2019
EBITDA Reconciliation:
Telecom adjusted EBITDA	$2,409	$37,063
Renewables and Recovery Logistics adjusted EBITDA	28,943	11,442
Corporate adjusted EBITDA	(18,213)	(16,635)
Total adjusted EBITDA	13,139	31,870
Less:
Management fees	(518)	(541)
Transaction expenses	(988)	(4,257)
Change in fair value of contingent consideration	7,081	(6,149)
Impairment of goodwill	(28,802)	(8,132)
Impairment of long-lived assets	—	(840)
Depreciation and amortization	(46,475)	(40,103)
Interest expense	(37,659)	(33,380)
Net loss	$(94,222)	$(61,532)

Schedule of Revenue and Long-lived Assets by Geography

	For the Nine Months Ended
Revenue by Service Offerings:	October 2, 2021	October 3, 2020
Telecom Wireless	$278,125	$359,792
Telecom Wireline	73,296	108,937
Telecom Power	8,598	—
Renewables	25,086	—
Recovery Logistics	80,079	55,351
Total	$465,184	$524,080

Schedule of Revenue from Significant Customers

Revenue concentration information for significant customers as a percentage of total consolidated revenue was as follows (in thousands):

	For the Nine Months Ended
	October 2, 2021		October 3, 2020
Customers:	Amount	% of Total	Amount	% of Total
AT&T	$189,381	41%	$282,807	54%
Entergy	67,776	15%	*	*
T-Mobile	59,369	13%	*	*
Verizon	51,773	11%	98,165	19%
Total	$368,299	80%	$380,972	73%
*	Revenue from Entergy and T-Mobile did not exceed 10% of total consolidated revenue for the nine months ended October 3, 2020.

Revenue for the years ended December 31, 2020 and 2019 include revenue concentration from significant customers as follows (in thousands):

	2020		2019
	Amount	% of Total	Amount	% of Total
Customers:
AT&T	$356,026	54%	$318,913	53%
Verizon	116,444	18%	117,927	20%
Total	$472,470	72%	$436,840	73%